NOTES PAYABLE	12 Months Ended
May 31, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE
NOTE 4.	NOTES PAYABLE

The Company issued notes payable on July 1, 2012 and October 25, 2012 in the amount of $5,816 and $4,000 respectively to one investor. The notes both bear interest at 5% and are payable on demand.